                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven N. Stein
Title: Chairman
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ Steven N. Stein                     Cincinnati, Ohio   August 12, 2008
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $118,965
                                          (thousands)

List of Other Included Managers:                None

           COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
----------------------------- ---------- --------- -------- ------------------- -------- -------- ----------------------
                               Title of               FMV              SH\ PUT\   Inv.
        Name of Issuer           Class     CUSIP    (000's)  SH or PRN PRN CALL  Discr.  Oth Mgrs    Sole    Shared None
----------------------------- ---------- --------- -------- ---------- --- ---- -------- -------- ---------- ------ ----
ADVANTA CORP                  CL A       007942105    1,041    189,694 SH       Sole                 189,694
AMERICAN INTERNATIONAL GROUP  COM        026874107    2,646    100,000 SH       Sole                 100,000
AMERIPRISE FINANCIAL INC      COM        03076C106    2,237     55,000 SH       Sole                  55,000
BCSB BANCORP INC              COM        055367106    2,037    190,361 SH       Sole                 190,361
BROOKLINE BANCORP INC         COM        11373M107    1,038    108,640 SH       Sole                 108,640
COMERICA INC                  COM        200340107    2,563    100,000 SH       Sole                 100,000     --   --
CITIZENS REPUBLIC BANCORP     COM        174420109      705    250,000 SH       Sole                 250,000
CONNECTICUT BANK & TRUST CO   COM        207546102      574    101,650 SH       Sole                 101,650
CITIZENS COMMUNITY BANCORP    COM        174903104    1,594    199,539 SH       Sole                 199,539
DIME BANCORP INC NEW          Warrants   25429Q110       62    210,000 SH       Sole                 210,000
DANVERS BANCORP INC           COM        236442109    2,988    271,599 SH       Sole                 271,599
DORAL FINANCIAL CORP          COM NEW    25811P886      730     53,900 SH       Sole                  53,900     --   --
DOWNEY FINANCIAL CORP         COM        261018105      429    155,000 SH       Sole                 155,000
MERIDIAN INTERSATE BANCORP    COM        58964Q104    1,545    158,978 SH       Sole                 158,978
FLAGSTAR BANCORP INC          COM        337930101    1,776    590,190 SH       Sole                 590,190
FTI CONSULTING INC            COM        302941109    2,891     42,229 SH       Sole                  42,229
FIRSTFED FINANCIAL CORP       COM        337907109      442     55,000 SH       Sole                  55,000
FIRST FRANKLIN CORP           COM        320272107      323     44,188 SH       Sole                  44,188     --   --
FIRST FINANCIAL NORTHWEST     COM        32022K102    1,023    103,023 SH       Sole                 103,023
FIDELITY NATIONAL INFORMATION COM        31620M106    2,214     59,988 SH       Sole                  59,988
FIDELITY NATIONAL FINANCIAL   CL A       31620R105    3,398    269,652 SH       Sole                 269,652
FANNIE MAE                    COM        313586109    3,052    156,457 SH       Sole                 156,457
WINTHROP REALTY TRUST         SH BEN INT 976391102      939    260,761 SH       Sole                 260,761
HOME FEDERAL BANCORP          COM        43710G105    3,499    354,918 SH       Sole                 354,918
HILLTOP HOLDINGS INC          COM        432748101    3,275    317,692 SH       Sole                 317,692
HATTERAS FINANCIAL CORP       COM        41902R103    4,196    182,531 SH       Sole                 182,531
THE ST. JOE COMPANY           COM        790148100    2,174     63,344 SH       Sole                  63,344
KEYCORP                       COM        493267108    3,294    300,000 SH       Sole                 300,000
K FED BANCORP COM             COM        48246S101    1,410    129,914 SH       Sole                 129,914
LEGACY BANCORP INC            CL A       52463G105      448     38,885 SH       Sole                  38,885
LEHMAN BROTHERS               COM        524908100    3,467    175,000 SH       Sole                 175,000
MBIA INC                      COM        55262C100    1,317    300,000 SH       Sole                 300,000
NATIONAL CITY CORP            COM        635405103    5,452  1,143,042 SH       Sole               1,143,042
NESS TECHNOLOGIES IN          COM        64104X108    1,628    160,828 SH       Sole                 160,828
PATRIOT NATIONAL BANCORP      COM        70336F104      883     57,891 SH       Sole                  57,891
STANDARD PACIFIC CORP         COM        85375C101    1,690    500,000 SH       Sole                 500,000
STATE STREET CORP             COM        857477103    3,200     50,000 SH       Sole                  50,000
UNITED FINANCIAL BANCORP      COM        91030T109    2,686    240,497 SH       Sole                 240,497
VISA INC                      COM CL A   92826C839      573      7,050 SH       Sole                   7,050
WASHINGTON MUTUAL             COM        939322103    1,479    300,000 SH       Sole                 300,000
WR BERKLEY CORP               COM        084423102    2,520    104,318 SH       Sole                 104,318
PEOPLES COMMUNITY             COM        71086E107      968    432,183 SH       Sole                 432,183
MACKINAC FINANCIAL CORP       COM        554571109    2,380    340,000 SH       Sole                 340,000
JMP GROUP INC                 COM        46629U107      880    133,333 SH       Sole                 133,333
AMERISERV FINANCIAL INC       COM        03074A102    6,496  2,180,000 SH       Sole               2,180,000
COMMONWEALTH BANCSHARES       COM        202736104    5,618 445,197.87 SH       Sole              445,197.87
SOUTHERN NATIONAL BANCORP     COM        843395104    1,624    202,950 SH       Sole                 202,950
TIDELANDS BANCSHARES          COM        886374107    2,580    300,000 SH       Sole                 300,000
COMMUNITY BANKERS TRUST       COM        203612106    2,738    568,000 SH       Sole                 568,000
GREAT FLORIDA CLASS A         CL A       390528107    5,239  1,103,000 SH       Sole               1,103,000
FIRST KEYSTONE FINANCIAL      COM        320655103    2,104    221,515 SH       Sole                 221,515
MAIDEN HOLDINGS LTD           SHS        G5753U112    7,680  1,200,000 SH       Sole               1,200,000
BANCORP INC                   COM        05969A105    1,220    160,146 SH       Sole                 160,146